FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617-563-7000

                         February 19, 1997





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:   File Room



Re:          Fidelity Charles Street Trust (the trust):

             Fidelity Asset Manager: Income
             Fidelity Asset Manager
             Fidelity Asset Manager: Growth (the funds)

             File Nos. 2-73133 and 811-3221

__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically on February 13, 1997.
                        Very truly yours,







                        /s/Arthur S. Loring
                           Arthur S. Loring
                           Secretary